Grupo Santander	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Grupo Santander	Grupo Santander
a) Banco Santander, S.A., and international Group structure
The growth of Grupo Santander in the last decades has led Banco Santander to also act, in practice, as a holding entity of the shares of the various companies in its Group, and its results are becoming progressively less representative of the performance and earnings of the Group. Therefore, each year the bank determines the amount of the dividends to be distributed to its shareholders on the basis of the consolidated net profit, while maintaining the Group’s objectives of capitalisation and taking into account that the transactions of the Bank and of the rest of the Group are managed on a consolidated basis (notwithstanding the allocation to each company of the related net worth effect).
At the international level, the various banks and other subsidiaries, joint ventures and associates of the Group are integrated in a corporate structure comprising various holding companies which are the ultimate shareholders of the banks and subsidiaries abroad.
The purpose of this structure, all of which is controlled Banco Santander, is to optimise the international organisation from the strategic, economic, financial and tax standpoints, since it makes it possible to define the most appropriate units to be entrusted with acquiring, selling or holding stakes in other international entities, the most appropriate financing method for these transactions and the most appropriate means of remitting the profits obtained by the group’s various operating units to Spain.
The Appendices provide relevant data on the consolidated group companies and on the companies accounted for using the equity method.
b) Acquisitions and disposals
Following is a summary of the main acquisitions and disposals of ownership interests in the share capital of other entities and other significant corporate transactions performed in the last three years or pending to be completed:
i. Agreement for the sale of 49% of Santander Bank Polska S.A. and accelerated placement of ordinary shares
On 5 May 2025, Banco Santander announced an agreement to sell approximately 49% of the share capital of Santander Bank Polska S.A. (Santander Polska) to Erste Group Bank AG at a price of 584 zlotys per share, as well as the 50% of Santander Towarzystwo Funduszy Inwestycyjnych S.A. (TFI, the asset management business in Poland) owned directly by Banco Santander, S.A., for a total amount of approximately EUR 7,000 million. Following the transaction and the accelerated placement of ordinary shares announced on 2 December 2025, of 3,576,626 ordinary shares of Santander Polska, representing approximately 3.5% of its share capital, for a total import of EUR 407 million, Santander will hold 9.7% of Santander Polska's share capital (58.7% as of 31 December 2025). The transaction was completed on 9 January 2026 (see Note 1.g. Introduction, basis of presentation of the consolidated annual accounts, and other information, subsequent events).
As a result of the agreement, the Group has reclassified the assets of Santander Polska and TFI in the consolidated balance sheet as of 31 December 2025, to the heading 'Non-current assets held for sale', and their liabilities to the heading 'Liabilities associated with non-current assets held for sale'. Furthermore, the effect of these businesses on the profit and loss account for the 2025 financial year has been classified under the heading 'Profit/(loss) after tax from discontinued operations' (see Note 12), with the same classification being applied for comparative purposes in the profit and loss accounts for the 2024 and 2023 financial years.
As part of this transaction, on 23 December 2025, Santander Consumer, S.A. acquired 60% of Santander Consumer Bank Polska, which was owned by Santander Polska, for PLN 3,105 million (EUR 726 million). This transaction had no significant impact on the Group's consolidated financial statements.
ii. Agreement for the acquisition of TSB Banking Group plc
On 1 July 2025, Banco Santander announced an agreement with Banco de Sabadell, S.A. for the acquisition of TSB Banking Group plc for approximately GBP 2,650 million (EUR 3,100 million) plus the results generated by this business between 31 March 2025, and the closing of the transaction.
The completion of the transaction is subject to the usual conditions for this type of deal, including obtaining the relevant regulatory authorizations.
iii. Agreement for the sale of the stake in Caceis
On 19 December 2024, Grupo Santander signed an agreement with Crédit Agricole S.A. for the sale of its 30.5% stake in the share capital of CACEIS. As a result of the above, as of 31 December 2024, this participation was reclassified, at its carrying value, from the line item 'investments' to the line item 'Non-current assets held for sale' in the balance sheet (see Note 6). The transaction was formalized in 2025 after obtaining the relevant regulatory approvals, generating a profit before taxes of EUR 231 million registered in the line item 'Gains or losses on non-current assets held for sale not classified as discontinued operations' of the income statement. Following the completion of the planned transaction, Crédit Agricole S.A. holds the 100% of CACEIS’s share capital.
The joint depositary, custody and related asset servicing services of Santander and CACEIS in Latin America is not included in the scope of the transaction and continues to be jointly controlled by Santander and CACEIS.
iv. Accelerated placement of ordinary shares of Santander Bank Polska
On 10 September 2024, Banco Santander, S.A. announced an accelerated placement of 5,320,000 ordinary shares of its subsidiary Santander Bank Polska S.A., representing approximately 5.2% of its share capital, at a price of PLN 463 (EUR 108) per ordinary share. The transaction was settled on September 13, with the total transaction amounting to PLN 2,463 million (EUR 575 million). Banco Santander will continue to hold a majority stake in Santander Bank Polska S.A. of 62.2% of the share capital (prior to this transaction, the percentage of participation was 67.4%).
This sale has resulted in an increase in reserves and valuation adjustments of EUR 158 million and EUR 57 million, respectively, and an increase in minority equity of EUR 360 million.
v. Tender offers for shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
On 21 October 2022, Banco Santander, S.A. ('Banco Santander') announced that it intends to make concurrent cash tender offers to acquire all of the shares of Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México ('Santander Mexico') in Mexico (Shares) and United States (American Depositary Shares ('ADSs')) which were not owned by Grupo Santander, which amount to approximately 3.76% of Santander Mexico’s share capital.
The offers were launched on 7 February 2023 and were originally scheduled to close on 8 March 2023. On 1 March 2023, Banco Santander announced its decision to extend the expiration date of the offers so that they could be concluded on 10 April 2023. Finally, after the offers' closing, 3.6% of the capital accepted the offer, which raised the Group's stake in Santander México from 96.2% to 99.8%.will be settled on 13 March 2023.
Shareholders who participated in the offerings received 24.52 Mexican pesos (approximately EUR 1.20) per Share and USD 6.6876 in cash for each ADS (i.e., the equivalent in United States dollars of 122.6 Mexican pesos in cash for each ADS at the US dollar/Mexican peso exchange rate on the expiration date of 10 April 2023),which corresponded to the book value of the Santander México share according to the quarterly report of Santander México corresponding to the fourth quarter of the year 2022 in accordance with applicable legislation, with a total disbursement by Banco Santander of approximately EUR 300 million.
The operation led to an increase of EUR 13 million in Reserves and a decrease of EUR 313 million in minority interests.
Once the offers were concluded and settled, Banco Santander proceeded to: (i) withdraw the ADSs from the listing on the New York Stock Exchange ('NYSE') and the Shares from the registry before the Securities and Exchange Commission ('SEC') in the United States and; (ii) cancel the registration of the Shares in the National Securities Registry of the National Banking and Securities Commission ('CNBV') and withdraw the listing of the Shares in the Mexican Stock Exchange, S.A.B. de C.V. ('BMV'). Said cancellation was approved by the extraordinary general shareholders' meeting of Santander México held on 30 November 2022, with the favourable vote of the holders of the shares that represent more than 95% of the shares of Santander Mexico, as required by the Mexican Securities Market Law.
Pursuant to Mexican law, on 12 May 2023, Banco Santander and Santander México established a trust (the 'Repurchase Trust'), to which the holders of the Shares that remain outstanding after the conclusion of the offers, to sell said Shares to the repurchase trust, at the same cash price that would have been paid to them in the Mexican offer with respect to the same. At the end of the year, said trust was liquidated and the Group's effective participation amounts to 99.98%.
c) Offshore entities
Spanish regulation
According to current Spanish regulation (Law 11/2021, of 9 July; Royal Decree 1080/1991, of 5 July; and Order HFP/115/2023, of 9 February), at year-end 2025 Grupo Santander has three branches in the non-cooperative jurisdictions of Jersey, the Isle of Man and the Cayman Islands (offshore entities). The Group also has a subsidiary in Guernsey, which is in the process of being wound up and is tax resident in the United Kingdom, and is therefore subject to its tax regime.
i. Offshore branches
As previously mentioned, Grupo Santander has three offshore branches in the non-cooperative jurisdictions of the Cayman Islands, the Isle of Man and Jersey. They report to, and consolidate balance sheets and income statements with, their respective foreign headquarters. They are taxed either with their headquarters (the Cayman Islands branch in Brazil) or in the territories they are located (Jersey and the Isle of Man, pertain to the UK).

These three offshore branches have a total of 147 employees as of December 2025.
ii. Subsidiaries in non-cooperative jurisdictions that are tax resident in the United Kingdom (UK)
Grupo Santander also has a subsidiary incorporated in the non-cooperative jurisdiction of Guernsey, which is not deemed an offshore entity because it operated exclusively from the UK and is tax resident there, and is therefore subject to UK tax law. This subsidiary is in the process of being liquidated as of December 31, 2025.

Additionally, during 2025 a subsidiary incorporated in Bermuda and tax resident in the United Kingdom, was liquidated.
iii. Other offshore holdings
From Brazil, Grupo Santander manages Santander Brazil Global Investment Fund SPC, a segregated portfolio company located in the Cayman Islands. The Group also holds minority, non-controlling financial interests in entities located in non-cooperative jurisdictions, including, among others, Klar Holdings Limited in the Cayman Islands.
The European Union (EU)
Santander has no presence in any of the 11 jurisdictions included on the EU Council’s blacklist of non-cooperative jurisdictions for tax purposes as of 31 December 2025. Additionally, the EU grey list comprises another 11 jurisdictions which have sufficiently committed to fully adapting their legislation to international tax standards, subject to monitoring by the EU. Within these grey-list jurisdictions, Santander operates only in Morocco through one subsidiary and holds a minority interest in a financial institution tax resident in that jurisdiction.
Organization for Economic Cooperation and Development (OECD)
Grupo Santander has no presence in any jurisdictions non-compliant with both OECD standards on transparency and exchange of information for tax purposes (the automatic exchange of information AEOI standard and the exchange of information on request EOIR standard), according to the last annual reports of the OECD Global Forum on Transparency and Exchange of Information for Tax Purposes, released on 2 December 2025.

However, Vietnam —a jurisdiction where Santander has a subsidiary— does not comply with the EOIR standard. Meanwhile, The Bahamas and Chile —jurisdictions where Santander is also present—, although they have complete legal and regulatory frameworks in place for the implementation of the AEOI standard, they still need to improve the effectiveness of this standard.

Santander presence in offshore territories at the end of 2025 is as follows:
Group presence in non-cooperative jurisdictions

Regulatory framework	Group presence in non-cooperative jurisdictions
	Subsidiaries	Branches
Spanish legislation[a]	—	3[b]
Council of the EU blacklist	—	—
OECD[c]	—	—
2025	—	3
2024	—	3
aAdditionally, there is one subsidiary constituted in Guernsey (in the process of winding up), but resident for tax purposes in the UK.
bThe Group has three branches in Jersey, the Isle of Man and the Cayman Islands. These jurisdictions are not included in the European Union’s October 2025 blacklist and fully comply with both OECD international standards on transparency and exchange of information for tax purposes (AEOI and EOIR).
cJurisdictions non-compliant with both OECD standards (AEOI and EOIR).

Grupo Santander has the right mechanisms (risk management, supervision, verification and review plans, and regular reporting) to prevent reputational, tax and legal risks in entities resident in non-cooperative jurisdictions. Grupo Santander also maintains its policy of limiting and reducing its presence in non-cooperative jurisdictions when possible.

PwC member firms audited the financial statements of Grupo Santander’s offshore entities in 2025, 2024 and 2023.